Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,	December 31,
	2015	2014

Software	$752,101	$795,050
Land use rights	1,988,087	2,101,619

Total	2,740,188	2,896,669
Less: Accumulated amortization	(637,681)	(474,248)

Intangible assets, net	$2,102,507	$2,422,421